Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Series A Convertible Preferred Shares [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017		$ 21	$ 74,766	$ (26,631)	$ 48,156
Balance, shares at Dec. 31, 2017		20,877,893
Net proceeds from the issuance of common stock			1		1
Net proceeds from the issuance of common stock, shares		182,297
Net loss				(8,214)	(8,214)
Balance at Dec. 31, 2018		$ 21	74,767	(34,845)	39,943
Balance, shares at Dec. 31, 2018		21,060,190
Net proceeds from the issuance of common stock			274		274
Net proceeds from the issuance of common stock, shares		214,828
Issuance of common stock under the promissory note			113		113
Issuance of common stock under the promissory note, shares		95,262
Net loss				(8,330)	(8,330)
Balance at Dec. 31, 2019		$ 21	75,154	(43,175)	32,000
Balance, shares at Dec. 31, 2019		21,370,280
Impact of adoption of ASU 2016-13 new accounting standard for credit losses				(9)	(9)
Issuance of common stock under the promissory note			226		226
Issuance of common stock under the promissory note, shares		260,495
Issuance of Series A Convertible Preferred shares & Warrants			4,313		4,313
Issuance of Series A Convertible Preferred shares & Warrants, shares	200,000
Conversion of Series A Convertible Preferred shares to common stock		$ 1	(1)
Conversion of Series A Convertible Preferred shares to common stock, shares	(18,525)	332,106
Series A Convertible Preferred Shares dividends				(71)	(71)
Net loss				(6,900)	(6,900)
Balance at Dec. 31, 2020		$ 22	$ 79,692	$ (50,155)	$ 29,559
Balance, shares at Dec. 31, 2020	181,475	21,962,881